Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment
Property, plant and equipment consisted of the following amounts:

(DOLLARS IN THOUSANDS)	December 31,
	2019	2018
Asset Type
Land	$73,170	$75,528
Buildings and improvements	831,579	760,783
Machinery and equipment	1,366,041	1,342,881
Information technology	231,858	179,876
Construction in process	188,120	133,870
Total Property, Plant and Equipment	2,690,768	2,492,938
Accumulated depreciation	(1,303,848)	(1,251,786)
Total Property, Plant and Equipment, Net	$1,386,920	$1,241,152